Risk Management Overview - Additional Information (Details)	12 Months Ended
	Mar. 31, 2022 USD ($) Supplier	Mar. 31, 2021 USD ($) Supplier Customer
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum credit exposure	$ 21,756	$ 17,621
Trade payables and accrued liabilities	1,115,473	496,626
Due to share holder and related party payable	129,941	374,809
Cash	$ 21,756	17,621
Contractual maturities of trade payables	90 days
Accounts receivable from customers		$ 928
Customer Concentration Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Sales	$ 0
Percenatge of revenue		98.00%
Number of customer | Customer		5
Accounts receivable from customers	$ 0	$ 928
Supplier Concentration Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Number of suppliers | Supplier	0	3
Percentage of purchases		100.00%
Credit Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Information on how entity determined whether credit risk of financial instruments has increased significantly since initial recognition	The Company has assessed no significant increase in credit risk from initial recognition based on the availability of funds, the regulatory and economic environment of the financial intermediary. As a result, the loss allowance recognized during the period was limited to 12 months expected credit losses. Based on historical information, and adjusted for forward-looking expectations, the Company has assessed an insignificant loss allowance on this cash balance as at March 31, 2022 and 2021 respectively.